INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) [Line Items]
Subtotal	$ 9,336,537	$ 0
Impairment on intangible assets	(4,063,000)	0
Total intangible assets, net	5,273,357	0
Customer relationship [Member]
INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) [Line Items]
Subtotal	3,576,357	0
Software [Member]
INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) [Line Items]
Subtotal	$ 5,760,000	$ 0